Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Aug. 22, 2025	Aug. 21, 2025	Feb. 16, 2024
Defined Benefit Plan Disclosure [Line Items]
Accounts receivables		$ 5,763,509
Ordinary share, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary share, shares authorized	500,000,000	500,000,000	500,000,000	100,000,000	100,000,000
Ordinary share, shares, issued	89,687,500	89,687,500
Ordinary share, shares, outstanding	89,687,500	89,687,500
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivables		$ 5,763,509